Pension plan and other post-employment benefits (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	R$ 35,189
Current service cost	7
Interest on actuarial liability	3,389
Benefits paid in the year	(3,276)
Contributions paid by participants
(Gains)/losses in obligations	2,429
Value of obligations on ending balance	37,738
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	8,624
Current service cost
Interest on actuarial liability	827
Benefits paid in the year	(887)
Contributions paid by participants
(Gains)/losses in obligations	567
Value of obligations on ending balance	9,131
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	105
Current service cost
Interest on actuarial liability	10
Benefits paid in the year	(9)
Contributions paid by participants
(Gains)/losses in obligations	3
Value of obligations on ending balance	109
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	776
Current service cost
Interest on actuarial liability	75
Benefits paid in the year	(60)
Contributions paid by participants
(Gains)/losses in obligations	216
Value of obligations on ending balance	1,007
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	12,536
Current service cost
Interest on actuarial liability	923
Benefits paid in the year	(739)
Contributions paid by participants
(Gains)/losses in obligations	(895)
Value of obligations on ending balance	11,825
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	3,210
Current service cost	97
Interest on actuarial liability	323
Benefits paid in the year	(53)
Contributions paid by participants
(Gains)/losses in obligations	(461)
Value of obligations on ending balance	R$ 3,116